Taxes (Tables)	12 Months Ended
Dec. 31, 2025
Taxes [Abstract]
Schedule of Income Taxes Expense (Benefit)

The income taxes expense (benefit) consists of the following:

	For the years ended December 31,
	2025	2024	2023

Current income tax expense (benefit)	$70	$(2,506)	$5,355
Deferred income taxes expense	478,411	30,582	129,761
Total	$478,481	$28,076	$135,116

Schedule of Loss Before Provision for Income Taxes

Loss before provision for income taxes is attributable to the following geographic locations:

	For the years ended December 31,
	2025	2024	2023

PRC	$(4,748,506)	$(7,378,833)	$(10,597,746)
Cayman and Hong Kong	(1,051,439)	(595,735)	(787,071)
Total	$(5,799,945)	$(7,974,568)	$(11,384,817)

Schedule of Effective Tax Rate

The following table reconciles the statutory rate to the Company’s effective tax rate:

	For the years ended December 31,
	2025	2024	2023

China Statutory income tax rate	25.0%	25.0%	25.0%
Effect of different tax rates in other jurisdictions	(5.6)%	(1.9)%	(1.7)%
Change of valuation allowance	(27.2)%	(23.3)%	(24.2)%
Non-deductible expenses-permanent difference	(0.5)%	(0.2)%	(0.2)%
Effective tax rate	(8.3)%	(0.4)%	(1.2)%

Schedule of Deferred Tax Assets

Components of deferred tax assets was as follows:

	December 31,	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforward	$7,413,930	$7,230,751
Inventory reserve	264,806	288,014
Allowance for credit losses	192,051	189,473
Valuation allowance	(7,868,635)	(7,230,751)
Total	$2,152	$477,487

Schedule of Taxes Payable

The Company’s taxes payable consists of the following:

	December 31, 2025	December 31, 2024

VAT tax payable	$71,777	$15,579
Income tax payable	70	-
Other taxes payable	15,750	55,583
Total	$87,597	$71,162